Post balance sheet events (Details) - Share buyback programme £ in Billions, $ in Billions		7 Months Ended	42 Months Ended
	Jul. 31, 2023 USD ($)	Feb. 03, 2023 GBP (£)	Feb. 03, 2023 GBP (£)
Disclosure of non-adjusting events after reporting period [line items]
Stock repurchase program, authorized amount | £		£ 0.9	£ 4.5
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Stock repurchase program, authorized amount | $	$ 1.0